Trade Receivables and Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables and Trade Payables [Abstract]
Schedule of Trade Payables
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	8,409,351	11,204,601	2,760,774
Less: Provision for expected credit losses	-	(1,229,403)	(302,921)
Trade receivables, net	8,409,351	9,975,198	2,457,853

Schedule of Provision for Expected Credit Losses

Provision for expected credit losses movement schedule

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year	-	-	-
Add: Charge for the year	-	1,229,403	302,921
Less: Written off during the year	-	-	-
As at end of the year	-	1,229,403	302,921

Schedule of Trade Payables
	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	-	335,070	82,559
Trade payables, net	-	335,070	82,559